Cash and cash equivalents and Restricted cash (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	June 30, 2025	December 31, 2024
Cash on hand	17	34
Cash at banks	48,310	46,803
Total cash and cash equivalents	48,327	46,837